PRESIDENT'S MESSAGE


                                                                 November 1995
DEAR SHAREHOLDER:

    We are very pleased to present you with the Republic U.S. Government Money Market Fund (the "Fund") annual report for the year ended September 30, 1995. In this report, we have provided you with a detailed investment review of the twelve-month period from Republic National Bank of New York, the Fund's adviser.

    We hope you find this letter and accompanying financial summary informative. As always, we would be delighted to hear from you to answer any questions you might have or to provide you with additional information.

    Audited financial statements and portfolio holdings of the Fund at September 30, 1995 follow. We look forward to serving your financial needs and appreciate your continued support.


                                      Respectfully submitted,

                                  /s/ Philip W. Coolidge
                                      Philip W. Coolidge
                                      President

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
ANNUAL REPORT -- SEPTEMBER 30, 1995

TABLE OF CONTENTS
                                                                          PAGE
                                                                          ----
President's Message ...................................................      1
Letter to Shareholders from Investment Adviser ........................      3
Statement of Net Assets ...............................................      4
Statement of Operations ...............................................      6
Statement of Changes in Net Assets ....................................      7
Financial Highlights ..................................................      8
Notes to Financial Statements .........................................      9
Report of Ernst & Young LLP, Independent Auditors .....................     12

LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER



                                                               November 1995
DEAR SHAREHOLDER:

    It is our pleasure to present you with the annual report for the fiscal year ended September 30, 1995.

    The Federal Reserve reversed course in July when it lowered the Fed Funds rate by one-quarter of a percentage point in an effort to head off a recession. However, the resilience of the U.S. economy during the summer discouraged the Federal Reserve from taking additional steps at subsequent policy meetings. Some investors still expect the Federal Reserve to reduce interest rates at least one more time this cycle due to the economy's improved inflation outlook and Congressional progress on the U.S. budget.

    The Republic U.S. Government Money Market Fund returned 5.27% for the fiscal year ending September 30, 1995, compared to 5.12% for the Lipper U.S. Government Money Market Fund Average. During the quarter, the Fund's maturity structure remained considerably below the 90 day limit permitted by its guidelines. At year-end, the portfolio was invested in the highest quality issues, consisting of 48.0% U.S. Treasury Bills, 39.1% U.S. Government Repurchasing Agreements, and 13.3% U.S. Government Agencies. The Fund's annualized compound 7-day yield through September 30, 1995 was 5.45%.

    Audited financial statements and portfolio holdings at September 30, 1995 follow. We appreciate your continued support.

                                      Respectfully submitted,

                                      Republic National Bank of New York

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF NET ASSETS -- SEPTEMBER 30, 1995

 PRINCIPAL                                                                MATURITY              VALUE
  AMOUNT                    DESCRIPTION                                     DATE               (NOTE 2)
 ---------                  -----------                                   ----------           --------
             U.S. GOVERNMENT AND GOVERNMENT AGENCY
             OBLIGATIONS -- (61.3% OF NET ASSETS)
$ 1,000,000  Federal Farm Credit Bank 5.73% ........................       11/01/95         $  1,000,000
  1,000,000  Federal Farm Credit Bank 5.70% ........................       12/01/95            1,000,000
  3,000,000  Student Loan Marketing Assn. 6.08% ....................       07/01/96**          3,000,327
  5,000,000  Student Loan Marketing Assn. 5.48% ....................       09/28/98*           4,998,438
  5,000,000  Student Loan Marketing Assn. 5.48% ....................       11/10/98*           4,998,047
  5,000,000  U.S. Treasury Bills 5.74% .............................       10/19/95            4,985,650
  5,000,000  U.S. Treasury Bills 5.78% .............................       10/26/95            4,979,931
  5,000,000  U.S. Treasury Bills 5.415% ............................       10/26/95            4,981,198
  5,000,000  U.S. Treasury Bills 5.41% .............................       10/26/95            4,981,215
  5,000,000  U.S. Treasury Bills 5.715% ............................       11/16/95            4,963,487
  5,000,000  U.S. Treasury Bills 5.38% .............................       01/11/96            4,923,783
  5,000,000  U.S. Treasury Bills 5.40% .............................       01/18/96            4,918,250
  5,000,000  U.S. Treasury Bills 5.405% ............................       01/18/96            4,918,174
 10,000,000  U.S. Treasury Bills 5.40% .............................       01/18/96            9,836,500
  5,000,000  U.S. Treasury Bills 5.40% .............................       02/08/96            4,902,500
                                                                                             -----------
             TOTAL U.S. GOVERNMENT AND GOVERNMENT
               AGENCY OBLIGATIONS ...................................................         69,387,500
                                                                                             -----------

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF NET ASSETS -- SEPTEMBER 30, 1995 (CONTINUED)

 PRINCIPAL                                                                                      VALUE
  AMOUNT                    DESCRIPTION                                                        (NOTE 2)
 ---------                  -----------                                                        --------
             REPURCHASE AGREEMENTS -- (39.1% OF NET ASSETS)
$ 5,200,000  Repurchase Agreement with Oppenheimer & Co. dated 9/29/95 due 10/2/95,
               6.50% (collateralized by $5,350,000 U.S. Treasury Notes 7.125%,
               due 9/30/99, repurchase proceeds of $5,202,817) ......................       $  5,200,000
  6,500,000  Repurchase Agreement with Oppenheimer & Co. dated 9/28/95 due 10/2/95,
               6.50% (collateralized by $6,687,500 U.S. Treasury Notes 7.125%,
               due 9/30/99, repurchase proceeds of $6,504,586) ......................          6,500,000
  9,500,000  Repurchase Agreement with Oppenheimer & Co. dated 9/27/95 due 10/2/95,
               6.50% (collateralized by $9,697,500 U.S. Treasury Notes 7.50%,
               due 10/31/99, repurchase proceeds of $9,508,233) .....................          9,500,000
 23,023,200  Repurchase Agreement with Yamaichi Securities dated 9/29/95 due 10/2/95,
               6.45% (collateralized by $23,505,388 U.S. Treasury Bills 5.38%,
               due 8/22/96, repurchase proceeds of $23,035,575) .....................         23,023,200
                                                                                            ------------
             TOTAL REPURCHASE AGREEMENTS ............................................         44,223,200
                                                                                            ------------
             TOTAL INVESTMENTS AT AMORTIZED COST*** .................................        113,610,700
INTEREST RECEIVABLE .................................................................            120,937
DIVIDENDS PAYABLE ...................................................................           (439,930)
ADVISORY FEE PAYABLE (NOTE 3) .......................................................           (8,503)
ADMINISTRATIVE SERVICE FEE PAYABLE (NOTE 3) .........................................            (10,203)
DISTRIBUTION EXPENSE PAYABLE (NOTE 3) ...............................................            (39,762)
OTHER ASSETS LESS LIABILITIES .......................................................            (15,197)
                                                                                            ------------
NET ASSETS ..........................................................................       $113,218,042
                                                                                            ============
Represented by:
  Paid-in capital ...................................................................       $113,196,899
  Undistributed net investment income ...............................................             21,143
                                                                                            ------------
NET ASSETS -- Applicable to 113,218,042 shares of beneficial interest outstanding
              (unlimited number of shares authorized) ...............................       $113,218,042
                                                                                            ============
Net Asset Value, Offering Price and Redemption Price Per Share ......................              $1.00
                                                                                                   =====

  * Variable rate notes. Interest resets weekly.
 ** Variable rate notes. Interest resets annually.
*** Represents the aggregate cost of securities for federal income tax purposes.


                See accompanying notes to financial statements

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS -- YEAR ENDED SEPTEMBER 30, 1995

Investment income (note 2) .....................................    $6,377,771

Expenses:
  Advisory fee (note 3) .........................     $221,919
  Transfer agent ................................       48,010
  Distribution fees (note 3) ....................       98,839
  Shareholder servicing fee (note 3) ............       99,906
  Administrative services fee (note 3) ..........      221,919
  Fund accounting ...............................       44,463
  Audit .........................................       16,395
  Reports to shareholders .......................       10,300
  Custodian fees and expenses ...................       49,766
  Legal .........................................        5,751
  Registration fees .............................       19,499
  Trustees' fees (note 3) .......................        6,700
  Insurance .....................................        8,834
  Miscellaneous .................................        2,634
  Amortization of organization expenses (note 2)         3,943
                                                      --------
Total expenses before waiver ....................      858,878
Waiver of fees (note 4) .........................     (215,883)
                                                      --------
    Net expenses ...............................................        642,995
                                                                     ----------
Net investment income ..........................................     $5,734,776
                                                                     ==========


                See accompanying notes to financial statements

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                  YEAR ENDED      YEAR ENDED
                                                SEPTEMBER 30,   SEPTEMBER 30,
                                                     1995            1994
                                                -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:

Net investment income ........................   $  5,734,776    $  3,153,023
                                                 ------------    ------------
Net increase in net assets resulting from
  operations .................................      5,734,776       3,153,023
                                                 ------------    ------------
Dividends to shareholders from net investment
  income .....................................     (5,727,567)     (3,160,232)
                                                 ------------    ------------
Capital share transactions at net asset value of $1.00 per share:

    Proceeds from sales of shares ............    366,028,959     204,861,966

    Net asset value of shares issued in
      connection with reinvestment
      of distributions .......................      3,048,453         419,603

    Cost of shares repurchased ...............   (356,309,344)   (178,115,402)
                                                 ------------    ------------
Net increase in net assets from capital share
  transactions ...............................     12,768,068      27,166,167
                                                 ------------    ------------

Total Increase in Net Assets .................     12,775,277      27,158,958

Net Assets:

    Beginning of year ........................    100,442,765      73,283,807
                                                 ------------    ------------
    End of year (including undistributed net
      investment income of $21,143
      and $28,443, respectively) .............   $113,218,042    $100,442,765
                                                 ============    ============


                See accompanying notes to financial statements

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

                                                                          YEARS ENDED SEPTEMBER 30,
                                             ----------------------------------------------------------------------------------
                                               1995              1994              1993              1992              1991
                                             ----------        ----------        ----------        ----------        ----------
Net Asset Value, beginning of year ......    $ 1.000000        $ 1.000000        $ 1.000000        $ 1.000000        $ 1.000000
                                             ----------        ----------        ----------        ----------        ----------
Income from investment operations:
  Net investment income .................      0.051501          0.034570          0.026678          0.037513          0.061880
                                             ----------        ----------        ----------        ----------        ----------
    Total from investment operations ....      0.051501          0.034570          0.026678          0.037513          0.061880
                                             ----------        ----------        ----------        ----------        ----------
Less dividends:
  Dividends to shareholders from net
    investment income ...................     (0.051501)        (0.034570)        (0.026678)        (0.037513)        (0.061880)
                                             ----------        ----------        ----------        ----------        ----------
    Total distributions .................     (0.051501)        (0.034570)        (0.026678)        (0.037513)        (0.061880)
                                             ----------        ----------        ----------        ----------        ----------
Net asset value, end of year ............    $ 1.000000        $ 1.000000        $ 1.000000        $ 1.000000        $ 1.000000
                                             ==========        ==========        ==========        ==========        ==========

Total return ............................          5.27%             3.51%             2.70%             3.82%             6.36%
Ratios/supplemental data:
  Net assets, end of period (in 000's) ..      $113,218          $100,443           $73,284           $46,499           $55,795
  Ratio of expenses to average net assets*         0.58%             0.24%             0.56%             0.70%             0.70%
  Ratio of net investment income to
    average net assets* .................          5.17%             3.50%             2.66%             3.76%             5.96%

--------------------------------------------------------------------------------------------------------------------------------

* Reflects a voluntary expense limitation and waiver of fees by affiliated parties of the Fund. If this limitation and waiver had not been in effect, the ratios of net investment income and expenses to average net assets for the years ended September
  30, 1995, 1994, 1993, 1992, and 1991 would have been 4.97% and 0.78%, 3.08% and 0.67%, 2.28% and 0.93%, 3.54% and 0.91%, and
  5.68% and 0.98%, respectively.



                See accompanying notes to financial statements

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 1995

1. DESCRIPTION AND SHARES OF THE FUND. Republic U.S. Government Money Market Fund (the "Fund") is a separate series (portfolio) of Republic Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, which currently consists of six portfolios, each of which has different investment objectives and policies. The financial statements for five of the portfolios are presented separately. The Fund's investment objective is liquidity and high income consistent with preservation of capital. The Declaration of Trust permits the Trustees to create additional portfolios. The Trust is registered under the Investment Company Act of 1940, as amended, (the "Act"), as an open-end, diversified management investment company.

        The Trust retains Republic National Bank of New York (formerly Republic Asset Management Corporation) ("Republic") as Investment Adviser ("Adviser") and Signature Broker-Dealer Services, Inc. ("Signature") as Administrator, Distributor and Sponsor ("Sponsor").

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the Fund's significant accounting policies:

        (A) Security Valuation. Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to compliance with certain conditions as specified under Rule 2a-7 of the Act.

        (B) Security Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is accrued as earned. Identified cost of investments sold is used to calculate gains and losses for both financial statement and federal income tax purposes.

        (C) Expense Allocation. The Fund bears all costs of its operations other than expenses specifically assumed by the Adviser or Sponsor. Expenses directly attributable to the Fund are charged to the Fund. Expenses incurred by the Trust with respect to any two or more of the Trust's six portfolios are allocated in proportion to the net asset levels of each portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly.

        (D) Organization Expenses. Costs incurred in connection with the organization and initial registration of the Fund have been deferred and are being amortized on a straight-line basis over a five-year period beginning with the commencement of operations for the Fund. At September 30, 1995, all organization expenses of the Fund were fully amortized.

        (E) Federal Income Taxes. The Fund is treated as a separate taxable entity for federal tax purposes. The Fund has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income, including any net realized gains, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

        (F) Distributions to Shareholders. Dividends and Distributions to shareholders are recorded on the ex-dividend date.

        Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for amortizing organization expenses.

        Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable gain or income remaining at fiscal year end is distributed in the following year.

        (G) Repurchase Agreements. The Fund's custodian takes possession, through the Federal book-entry system, of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the collateral declines in value, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be limited or delayed.

3.  ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

        (A) Advisory Fees. The Fund retains Republic to act as Investment Adviser. Republic is responsible for the investment management of the Fund's assets, including the responsibility for making investment decisions and placing orders for the purchase and sale of the Fund's investments directly with the issuers or with brokers or dealers selected by it in its discretion. Republic also furnishes to the Board of Trustees, which has overall responsibility for the business affairs of the Trust, periodic reports on the investment performance of the Fund. For its services as investment adviser, Republic receives from the Fund a fee, payable monthly, at the annual rate of 0.20% of average daily net assets. During the year ended September 30, 1995, the advisory fee was $221,919, of which $110,959 was waived (note 4).

        (B) Administration. The Fund retains Signature to serve as Administrator, Distributor and Sponsor. Signature provides management and administrative services necessary for the operation of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers. For these services, Signature receives from the Fund a fee, payable monthly, at the annual rate of 0.20% of the Fund's average daily net assets. During the year ended September 30, 1995, the administration fee was $221,919 of which $104,924 was waived (note 4).

        (C) Rule 12b-1 Plan Expenses. The Fund has adopted a noncompensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Act. The Plan provides for a monthly payment by the Fund to the Sponsor in amounts representing actual expenses incurred by the Sponsor for marketing costs and services rendered in distributing Fund shares at a rate not to exceed 0.25% of the average daily net assets of the Fund. During the year ended September 30, 1995, the Fund reimbursed Signature for distribution expenses of $98,839.

        (D) Shareholder Servicing Expenses. The Fund has entered into a Shareholder Servicing Agreement with each shareholder servicing agent pursuant to the Administrative Services Plan. Each shareholder servicing agent receives a fee from the Fund, which may be paid periodically, determined by a formula based upon the number of accounts serviced, the level of activity in such accounts and the expenses incurred by the shareholder servicing agent. It is currently intended that the aggregate fees paid to the Distributor pursuant to the Plan and to shareholder servicing agents pursuant to the Administrative Services Plan will not exceed 0.20% per annum of the Fund's average daily net assets. During the year ended September 30, 1995, shareholder servicing fees were $99,906.

        (E) Trustees' Fees. The fees paid and the amount of out-of-pocket expenses reimbursed to the Trustees amounted to $6,700 for the year ended September 30, 1995.

4. WAIVER OF FEES. The Adviser and Sponsor have voluntarily agreed to waive a portion of their fees. There can be no assurance that fees will be waived in the future. For the year ended September 30, 1995, the Adviser and Sponsor waived fees aggregating $215,883.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Trustees of Republic Funds:

    We have audited the accompanying statement of net assets of Republic U.S. Government Money Market Fund (the "Fund", one of the portfolios constituting Republic Funds, the "Trust") as of September 30, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended September 30, 1991 were audited by other auditors whose report dated November 25, 1991, expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmaton of securities owned as of September 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Republic U.S. Government Money Market Fund of Republic Funds at September 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with generally accepted accounting principles.


                                                            Ernst & Young LLP

Boston, Massachusetts
November 10, 1995

---------------

REPUBLIC

  US GOVERNMENT

MONEY MARKET

           FUND


INVESTMENT ADVISER
Republic National Bank of New York
452 Fifth Avenue
New York, NY 10018

ADMINISTRATOR, DISTRIBUTOR AND SPONSOR
Signature Broker-Dealer Services, Inc.
6 St. James Avenue
Boston, MA 02116

CUSTODIAN AND TRANSFER AGENT
Investors Bank & Trust Company
89 South Street
Boston, MA 02111

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005

SHAREHOLDER SERVICING AGENTS:
Republic National Bank of New York
Republic Bank for Savings
452 Fifth Avenue
New York, NY 10018
(800) 522-5214

FOR NON-REPUBLIC CLIENTS:
Investors Bank & Trust Company
89 South Street
Boston, MA 02111
(800) 782-8183



               ---------------

               REPUBLIC

               U.S. GOVERNMENT

                  MONEY MARKET

                          FUND


          ANNUAL REPORT

            SEPTEMBER 30, 1995